Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2018	December 31, 2019
Lubricants	522	751
Consumable stores	65	97
Total	587	848